Basis of Preparation of the Consolidated Financial Statements - Summary of Financial Information on Yguazu Cementos S A (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	$ 6,518,546,319	$ 3,500,620,930
Non-current assets	6,453,717,348	5,461,385,515
Current liabilities	5,474,329,747	6,029,591,063
Non-current liabilities	3,082,139,762	1,801,903,805
Equity attributable to the owners of the Company	3,822,551,465	740,366,741
Non-controllinginterests	593,242,693	390,144,836
Net revenue	15,286,534,926	9,874,443,208	$ 7,870,953,893
Finance cost, net	(842,142,961)	(941,287,406)	(591,564,301)
Income tax	(585,537,956)	(257,734,325)	(242,359,114)
Profit for the year	1,700,361,691	502,017,046	351,519,747
Net cash generated by operating activities	3,220,311,139	1,612,924,423	1,383,076,093
Net cash used in investing activities	(1,258,132,364)	(462,982,491)	(488,807,270)
Net cash used in financing activities	297,838,393	(696,697,025)	$ (850,264,255)
Yguaz Cementos S.A. [member]
Disclosure of subsidiaries [line items]
Current assets	494,986,225	519,436,580
Non-current assets	2,358,756,400	2,016,522,494
Current liabilities	385,487,026	1,811,949,703
Non-current liabilities	1,332,533,280	7,307,114
Equity attributable to the owners of the Company	579,237,344	365,530,116
Non-controllinginterests	556,484,975	$ 351,172,141
Net revenue	1,152,606,929
Finance cost, net	(72,745,405)
Depreciation	(170,745,386)
Income tax	(12,316,307)
Profit for the year	220,690,826
Net cash generated by operating activities	280,474,575
Net cash used in investing activities	(55,868,811)
Net cash used in financing activities	$ (368,018,079)